ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2018	2017
Outstanding gaming chips and tokens	$638,629	$464,613
Advance customer deposits and ticket sales	386,869	423,603
Gaming tax and license fee accruals	222,607	188,521
Operating expense and other accruals and liabilities	118,288	102,419
Staff cost accruals	144,755	147,040
Property and equipment payables	60,562	45,205
Loyalty program liabilities	46,625	29,959
Construction costs payables	25,461	144,300
Interest expenses payable	14,754	17,925

	$1,658,550	$1,563,585